NOTE 7 - CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Interest Expense		$ 65,316	$ 43,342
Stock Issued During Period, Value, Conversion of Convertible Securities		25,000
Common Stock [Member]
Short-term Debt [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 25,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		2,500,000
Offering [Member]
Short-term Debt [Line Items]
Proceeds from Notes Payable	$ 2,112,150
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 104,572
Debt Instrument, Interest Rate Terms		Interest at the rate equal to 2% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days will be due on all outstanding notes.
Offering [Member] | Voluntary Conversion [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature		Voluntary Conversion. Investor may, at his/her/its sole option, at any time after nine (9) months, convert all or any portion of the accrued interest and unpaid principal balance of this Note into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.
Offering [Member] | Mandatory Conversion [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature		Mandatory Conversion. Upon sixty (60) days from the date the Company files a Form 10 registration statement with the Securities and Exchange Commission (the “SEC”), all of the accrued interest and unpaid principal balance of this Note shall automatically convert into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.
Offering Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate Terms		Interest at the rate equal to 2% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days will be due on all outstanding notes.
Offering Two [Member] | Voluntary Conversion [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature		Voluntary Conversion. Investor may, at his/her/its sole option, at any time after nine (9) months, convert all or any portion of the accrued interest and unpaid principal balance of this Note into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.
Offering Two [Member] | Mandatory Conversion [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature		Mandatory Conversion. Upon sixty (60) days from the date the Company files a Form 10 registration statement with the Securities and Exchange Commission (the “SEC”), all of the accrued interest and unpaid principal balance of this Note shall automatically convert into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.
Convertible Loans [Member]
Short-term Debt [Line Items]
Interest Expense		$ 21,413	$ 39,845